PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4805

THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated May 21, 2021

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION
(THE “RETIREMENT SAI”)

applicable to Class R3, R4, R5, and R6 shares
dated February 1, 2021

Natasha Rippel has been appointed as the Secretary of the Thornburg Investment Trust. Accordingly, all references to Michael Mastroianni are hereby deleted and the following disclosure replaces the information in the “Management” section regarding Michael Mastroianni in the “Officers of the Fund (who are not Trustees)” table on page 44 of the Retirement SAI:

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years
Natasha Rippel, 39	Secretary	Secretary since 2021	Director of Fund Operations since 2021, Supervisor of Fund Operations from 2017-2021, and Senior Associate of Fund Operations from 2015-2017 of Thornburg Investment Management, Inc.	Not applicable	Not applicable